Lease Asset	3 Months Ended
Mar. 31, 2020
Lease Asset
Lease Asset

Note 3 – Lease Asset

	March 31, 2020	December 31, 2019
Lease asset	$217,584	$217,584

The Company is currently modifying the assets subject to lease to meet the provisions of the agreement, and as of March 31, 2020 any collection on the lease payments was not yet considered probable, resulting in no derecognition of the underlying asset and no net lease investments recognized on the sales-type lease pursuant to ASC 842-30-25-3.